INVESTMENTS – Corporate Bond Maturities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of Net Carrying Amount of Bond Securities
Due in 1 year or less	$ 2,997
Due in 2 to 5 years	1,536
Due in 6 to 10 years	207
Total	4,740
Schedule of Fair Value of Bond Securities
Due in 1 year or less	3,022
Due in 2 to 5 years	1,624
Due in 6 to 10 years	202
Total	$ 4,848